Diana R. Gonzalez Vice President, Associate General Counsel 8500 Andrew Carnegie Boulevard Charlotte, NC 28262 T 312-917-6852 diana.gonzalez@nuveen.com

August 1, 2022

Via EDGAR Transmission

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:     Rule 497(j) Filing for TIAA-CREF Funds (the “Trust”)

To Whom It May Concern:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), this letter serves as certification that: (i) the forms of the Prospectus and the Statement of Additional Information (“SAI”) that the Trust would have filed pursuant to Rule 497(c) under the Securities Act would not have differed from the Prospectuses and SAI contained in Post-Effective Amendment No. 140 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-76651, 811-09301); and (ii) the text of this Amendment was filed electronically via EDGAR on July 27, 2022.

Please contact the undersigned at (312) 917-6852 should you have any questions or comments regarding this letter.

Sincerely,

/s/ Diana R. Gonzalez
Diana R. Gonzalez